Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Loss Contingencies [Line Items]
Schedule of future lease payment under operating leases

Operating leases
RMB
Year ending December 31,
2020	39,078
2021	38,638
2022	39,406
2023	48,092
2024 and thereafter	16,031
Total future lease payments	181,245
Less: Imputed interest	(22,643)
Total lease liability balance	158,602

Bandwidth And Property Management Fees | Leases Office Space
Loss Contingencies [Line Items]
Schedule of future lease payment under operating leases

As of December 31,
2019
RMB
2020	4,820
2021	4,820
2022	4,591
2023	5,509
2024 and thereafter	1,836
Total	21,576